Equity Securities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Equity Securities [Line Items]
Equity securities	$ 60,644	$ 57,336
Equity Securities Textual [Abstract]
Contractual lock-up period restriction for sale	590
Federal Reserve Bank Stock	3,500	3,500
Federal Home Loan Bank Stock	224	1,700
Held for trading at fair value [Member]
Equity Securities [Line Items]
Equity securities, carried at fair value	19,270	18,449
Not held for trading [Member]
Equity Securities [Line Items]
Equity securities, carried at fair value	3,052	1,392
Equity securities	41,374	38,887
Not held for trading [Member] | Tax credit investments [Member]
Equity Securities [Line Items]
Equity securities, not carried at fair value	21,933	20,016
Not held for trading [Member] | Affordable housing tax credit investments [Member]
Equity Securities [Line Items]
Equity securities, not carried at fair value	12,300	12,900
Not held for trading [Member] | Renewable energy tax credit investments [Member]
Equity Securities [Line Items]
Equity securities, not carried at fair value	9,400	6,800
Not held for trading [Member] | Private equity [Member]
Equity Securities [Line Items]
Equity securities, not carried at fair value	12,607	12,203
Not held for trading [Member] | Federal Reserve Bank stock and other at cost [Member]
Equity Securities [Line Items]
Equity securities, not carried at fair value	3,782	5,276
Not held for trading [Member] | Other method investments - Private equity [Member]
Equity Securities [Line Items]
Equity securities, not carried at fair value	$ 9,300	$ 9,100